N-4	Mar. 26, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Mar. 26, 2026
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio

Monument Advisor Contract No. JNL-2300 | Vanguard Variable Insurance Fund - PRIMECAP Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - PRIMECAP Portfolio
Monument Advisor Select
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio

Monument Advisor Select | Vanguard Variable Insurance Fund - PRIMECAP Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - PRIMECAP Portfolio